Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Beginning balance	$ 27,273	$ 22,702
Additions for tax positions of prior years	1,392	4,944
Reductions for tax positions of prior years	(6,010)	0
Lapses in statute of limitations	(132)	(373)
Ending balance	$ 22,523	$ 27,273